Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Liabilities Measured at Fair Value

Liabilities measured at fair value at December 31, 2024 and 2023 are as follows:

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Liabilities:
Derivative Liabilities	$-	$-	$640,830	$640,830
Total	$-	$-	$640,830	$640,830

	December 31, 2023
	Level 1	Level 2	Level 3	Total
Liabilities:
Derivative Liabilities	$-	$-	$2,306,796	$2,306,796
Total	$-	$-	$2,306,796	$2,306,796

Schedule of Average Exchange Rates

Exchange rates along with historical rates used in these financial statements are as follows:

	Average Exchange Rate
	Year Ended December 31,		As of
Currency	2024	2023	December 31, 2024	December 31, 2023
1 AUD =	0.66 USD	0.66 USD	0.62 USD	0.68 USD